INCOME TAXES (Schedule of Components of Tax Benefit (Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income (Loss) before income tax
PRC	$ 2,938,038	$ (69,465)	$ 0
Other jurisdictions	583,861	296,039	20,190,079
Income before income tax	3,521,899	226,574	20,190,079
Current tax benefit (expense)
PRC	(11,926)	0
Other jurisdictions	(222,094)	(283,829)	(34,721)
Subtotal	(234,020)	(283,829)	(34,721)
Deferred tax benefit (expense)
PRC	1,402	0	0
Other jurisdictions	(89,450)	151,737	57,912
Subtotal	(88,048)	151,737	57,912
Total income tax benefit (expense)	$ (322,068)	$ (132,092)	$ 23,191